Property and Equipment - Summary of Change in Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 7,695	₩ 6,663	₩ 1,498
Recognition of right-of-use assets on initial application of IFRS 16			4,254
Acquisitions/Capital expenditure	8,106	4,855	3,722
Depreciation	(4,570)	(3,783)	(2,748)
Disposals	(125)	(17)	(75)
Reclassification	0
Foreign exchange differences	232	(23)	12
Ending balance	11,338	7,695	6,663
Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,737	4,946	0
Recognition of right-of-use assets on initial application of IFRS 16			4,453
Acquisitions/Capital expenditure	6,319	3,784	2,637
Depreciation	(3,448)	(2,957)	(2,135)
Disposals	(63)	(13)	(15)
Reclassification	0
Foreign exchange differences	195	(23)	6
Ending balance	8,740	5,737	4,946
Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,380	1,057	888
Recognition of right-of-use assets on initial application of IFRS 16			(199)
Acquisitions/Capital expenditure	712	850	711
Depreciation	(648)	(529)	(344)
Disposals	(15)	(1)	0
Reclassification	0
Foreign exchange differences	26	3	1
Ending balance	1,455	1,380	1,057
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	310	443	484
Recognition of right-of-use assets on initial application of IFRS 16			0
Acquisitions/Capital expenditure	322	81	211
Depreciation	(249)	(213)	(198)
Disposals	(3)	(1)	(58)
Reclassification	0
Foreign exchange differences	0	0	4
Ending balance	380	310	443
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	128	0
Acquisitions/Capital expenditure	0	128
Depreciation	0	0
Disposals	0	0
Reclassification	(128)
Foreign exchange differences	0	0
Ending balance	0	128	0
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8	0
Acquisitions/Capital expenditure	0	9
Depreciation	(2)	(1)
Disposals	0	0
Reclassification	0
Foreign exchange differences	0	0
Ending balance	6	8	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	132	217	126
Recognition of right-of-use assets on initial application of IFRS 16			0
Acquisitions/Capital expenditure	753	3	163
Depreciation	(223)	(83)	(71)
Disposals	(44)	(2)	(2)
Reclassification	128
Foreign exchange differences	11	(3)	1
Ending balance	₩ 757	₩ 132	₩ 217